OTHER ASSETS AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2020
OTHER ASSETS AND OTHER LIABILITIES
OTHER ASSETS AND OTHER LIABILITIES

13          OTHER ASSETS AND OTHER LIABILITIES

a)   This item consists of the following:

	2020	2019
	S/(000)	S/(000)
Other assets -
Financial instruments:
Receivables (i)	1,307,187	1,311,892
Derivatives receivable (b)	1,214,497	1,092,107
Receivables from sale of invesments (h)	271,066	278,580
Operations in process (c)	245,303	110,389
	3,038,053	2,792,968

Non-financial instruments:
Deferred fees (g)	1,039,557	1,056,656
Investment in associates (d)	645,886	628,822
Investment properties, net (e)	466,859	450,929
Income tax prepayments, net	303,838	191,502
Adjudicated assets, net	135,089	143,349
Improvements in leased premises	90,146	112,385
VAT (IGV) tax credit	49,364	75,605
Others	9,198	26,441
	2,739,937	2,685,689
Total	5,777,990	5,478,657

	2020	2019
	S/(000)	S/(000)
Other liabilities -
Financial instruments:
Accounts payable (j)	1,788,956	1,670,525
Derivatives payable (b)	1,205,213	1,040,282
Accounts payable for acquisitions of investments (h)	260,786	311,348
Salaries and other personnel expenses	614,349	760,140
Allowance for indirect loan losses, Note 7(c)	536,863	383,797
Operations in process (c)	72,800	80,734
	4,478,967	4,246,826
Non-financial instruments:
Taxes	293,873	644,802
Provision for sundry risks (f)	514,382	359,853
Others	199,937	229,807
	1,008,192	1,234,462
Total	5,487,159	5,481,288

b)    The risk in derivative contracts arises from the possibility of the counterparty failing to comply with the terms and conditions agreed and that the reference rates at which the transactions took place change.

The table below shows as of December 31, 2020 and 2019 the fair value of derivative financial instruments, recorded as an asset or a liability, together with their notional amounts and maturities. The nominal amount, recorded gross, is the amount of a derivative’s underlying asset and is the basis upon which fair value of derivatives is measured.

		2020				2019				2020 and 2019
				Notional				Notional		Related
		Assets	Liabilities	amount	Maturity	Assets	Liabilities	amount	Maturity	instruments
		S/(000)	S/(000)	S/(000)		S/(000)	S/(000)	S/(000)

Derivatives held for trading (i) -
Foreign currency forwards		256,891	257,999	22,030,623	January 2021 / October 2022	306,148	246,960	27,422,634	January 2020 / October 2020	—
Interest rate swaps		600,718	613,624	20,447,415	January 2021 / December 2031	268,633	350,938	26,268,071	January 2020 / December 2031	—
Currency swaps		323,425	181,454	9,095,243	January 2021 / January 2033	411,656	366,545	8,177,179	January 2020 / January 2033	—
Foreign exchange options		2,673	3,547	426,848	January 2021 / June 2021	6,489	6,089	1,565,083	January 2020 / December 2020	—
Futures		2,694	2,616	32,589	March 2021	10	139	16,901	March 2020	—
		1,186,401	1,059,240	52,032,718		992,936	970,671	63,449,868
Derivatives held as hedges
Cash flow hedges -
Interest rate swaps (IRS)	17(a)(x)	—	2,525	108,630	March 2022	—	—	—	—	Bonds issued
Interest rate swaps (IRS)	17(a)(v)	—	1,473	253,470	March 2021	—	2,555	231,980	March 2021	Bonds issued
Interest rate swaps (IRS)	15(b)(i)	—	315	362,100	March 2021	102	1,111	662,800	May 2020 / November 2020	Debt to banks
Interest rate swaps (IRS)	15(b)(iii)	—	72	181,050	March 2021	55	714	984,258	February 2020 / November 2020	Debt to banks
Interest rate swaps (IRS)	15(b)(ii)	—	60	181,050	March 2021	114	—	331,400	August 2020	Debt to banks
Interest rate swaps (IRS)	15(b)(v)	—	—	—	—	315	839	994,200	May 2020 / August 2020	Debt to banks
Interest rate swaps (IRS)	15(b)(vi)	—	—	—	—	—	447	331,400	June 2020	Debt to banks
Interest rate swaps (IRS)	15(b)(iv)	—	—	—	—	—	1,046	629,660	May 2020 / June 2020	Debt to banks
Cross currency swaps (CCS)	6(b)(ii)/(v)	18,224	74,677	487,046	January 2021 / September 2024	20,803	1,167	107,425	May 2021 / September 2024	Investments (*)
Cross currency swaps (CCS)	17(a)(iii)	5,090	—	181,050	January 2025	—	8,197	165,700	January 2025	Bonds issued
Cross currency swaps (CCS)	17(a)(vi)	4,782	—	175,345	August 2021	—	2,823	152,545	August 2021	Bonds issued
Cross currency swaps (CCS)	5(c)(i)	—	29,001	162,945	August 2026	—	30,352	149,130	August 2026	Repurchase agreements
Cross currency swaps (CCS)	5(c)(ii)	—	11,797	90,525	August 2026	—	12,236	82,850	August 2026	Repurchase agreements
Cross currency swaps (CCS)	5(c)(iv)	—	—	—	—	30,741	—	231,980	August 2020	Repurchase agreements
Cross currency swaps (CCS)	15(b)(vi)	—	—	—	—	7,624	—	331,400	January 2020	Debt to banks
Cross currency swaps (CCS) and Interest rate swaps (IRS)	5(c)(iii)	—	—	—	—	39,417	—	265,120	August 2020	Repurchase agreements

Fair value hedges -
Interest rate swaps (IRS)	6(b)	—	26,053	628,677	March 2022 / May 2023	—	8,124	618,790	June 2021 / May 2023	Investments (*)
		28,096	145,973	2,811,888		99,171	69,611	6,270,638
		1,214,497	1,205,213	54,844,606		1,092,107	1,040,282	69,720,506

(*)   Corresponds to investments classified at the fair value through other comprehensive income under IFRS 9 as of December 31, 2020 and 2019.

(i)    Held-for-trading derivatives are principally negotiated to satisfy customers’ needs. On the other hand, the Group may also take positions with the expectation of profiting from favorable movements in prices or rates. Also, this caption includes any derivatives which do not comply with IFRS 9 hedge accounting requirements. Fair value of derivatives held for trading classified by contractual maturity is as follows:

	2020						2019
	Up to 3	From 3 months	From 1 to 3	From 3 to 5	Over 5		Up to 3	From 3 months	From 1 to 3	From 3 to 5	Over 5
	months	to 1 year	years	years	years	Total	months	to 1 year	years	years	years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Foreign currency forwards	148,076	108,541	274	—	—	256,891	199,070	104,265	2,813	—	—	306,148
Interest rate swaps	4,025	25,005	81,209	46,101	444,378	600,718	3,716	8,409	38,569	8,067	209,872	268,633
Currency swaps	12,324	11,499	122,673	36,219	140,710	323,425	7,124	101,368	102,703	67,826	132,635	411,656
Foreign exchange options	379	2,294	—	—	—	2,673	1,844	4,645	—	—	—	6,489
Futures	2,694	—	—	—	—	2,694	10	—	—	—	—	10
Total assets	167,498	147,339	204,156	82,320	585,088	1,186,401	211,764	218,687	144,085	75,893	342,507	992,936

	2020						2019
	Up to 3	From 3 months	From 1 to 3	From 3 to 5	Over 5		Up to 3	From 3 months	From 1 to 3	From 3 to 5	Over 5
	months	to 1 year	years	years	years	Total	months	to 1 year	years	years	years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Foreign currency forwards	145,781	111,956	262	—	—	257,999	154,424	89,739	2,797	—	—	246,960
Interest rate swaps	12,794	23,211	80,629	64,995	431,995	613,624	7,705	13,837	46,840	18,477	264,079	350,938
Currency swaps	15,122	33,147	86,265	20,344	26,576	181,454	41,729	92,917	79,844	50,663	101,392	366,545
Foreign exchange options	676	2,871	—	—	—	3,547	836	5,253	—	—	—	6,089
Futures	2,616	—	—	—	—	2,616	139	—	—	—	—	139
Total liabilities	176,989	171,185	167,156	85,339	458,571	1,059,240	204,833	201,746	129,481	69,140	365,471	970,671

(ii)   The Group is exposed to variability in future cash flows on assets and liabilities in foreign currency and/or those that bear interest at variable rates. The Group uses derivative financial instruments as cash flow hedges to cover these risks.

A schedule indicating the periods when the current cash flow hedges are expected to occur and affect the consolidated statement of income, net of deferred income tax is presented below:

	2020					2019
	Up to 1	From 1 to 3	From 3 to 5	Over 5		Up to 1	From 1 to 3	From 3 to 5	Over 5
	year	years	years	years	Total	year	years	years	years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Cash inflows (assets)	1,268,082	229,366	275,235	255,963	2,028,646	5,081,355	301,865	84,786	254,968	5,722,974
Cash outflows (liabilities)	(1,347,995)	(274,482)	(265,536)	(236,859)	(2,124,872)	(4,693,775)	(330,220)	(91,678)	(355,702)	(5,471,375)
Consolidated statement of income	(4,939)	(5,314)	(4,969)	(25,891)	(41,113)	(8,949)	(4,367)	(487)	(18,139)	(31,942)

As of December 31, 2020, the accumulated balance of net unrealized loss from cash flow hedges, which is included as other comprehensive income in “Cash flow hedge reserves” results from the current hedges, which have an unrealized loss of approximately S/38.2 million and from the revoked hedges, which have an unrealized loss of approximately S/2.9 million (unrealized loss of approximately S/0.1 million from current hedges and unrealized profit for S/3.8 million from revoked hedges, as of December 31, 2019), which is being recognized in the consolidated statement of income over the remaining term of the underlying financial instrument. Also, the transfer of the unrealized loss on cash flow hedges to the consolidated statement of income is presented in Note 18 (c).

c)   Transactions in process include deposits received, granted and collected loans, funds transferred and other similar types of transactions, which are made in the final days of the month and not reclassified to their final accounts in the consolidated statement of financial position until the first days of the following month. The regularization of these transactions does not affect the Group’s net income.

d)   Credicorp’s principal associate is Entidad Prestadora de Salud (EPS), whose balance amounts to S/603.4 million and S/571.9 million as of December 31, 2020 and 2019, respectively.

e)   Investment properties -

The movement of investment properties is as follows:

	2020			2019
	Own assets
	Land	Buildings	Total	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Cost
Balance at January 1	253,041	238,325	491,366	484,782
Additions (i)	12,543	13,990	26,533	33,321
Sales (ii)	(31)	(202)	(233)	(26,775)
Disposals and others	(2,114)	(1,634)	(3,748)	38
Ending Period	263,439	250,479	513,918	491,366

Accumulated depreciation
Balance at January 1	—	39,027	39,027	43,488
Depreciation for the year	—	7,018	7,018	6,727
Sales (ii)	—	(148)	(148)	(11,435)
Disposals and others	—	(248)	(248)	247
Ending Period	—	45,649	45,649	39,027

Impairment losses (iii)	689	721	1,410	1,410

Net carrying amount	262,750	204,109	466,859	450,929

Land and buildings are mainly used for office rental, which are free of all encumbrances.

(i)   As of December 31, 2020, the main additions correspond to the acquisition of land located in the Comas district in the city of Lima for the amount of S/12.5 million. Likewise, in order to consolidate the real estate projects, the Group has made disbursements mainly for the improvements of buildings one of them located in Arequipa for the amount of S/5.1 million, the other located in Trujillo for approximately S/3.8 million and also improvements on the 13th floor of Panorama building located in the district of Santiago de Surco, Lima amounted of S/2.4 million.

In 2019, the most important additions corresponded to the acquisition of 13th floor of Panorama Building located in the district of Santiago de Surco, Lima for approximately S/10.1 million (S/1.3 million for land and S/8.8 million for building) and land located in  the district of San Martín de Porres, Lima for approximately S/8.7 million.

(ii)   The amount for sales for the 2020 period is mainly due to the sale of a store N° 112 located in the Jr. Huallaga (Lima) building, whose sale value was S/0.08 million (disposal cost amounted to S/0.09 million).

The amount for the sales of 2019, is mainly made up of the sale of a property located in Camino Real 348, San Isidro (Lima), whose sale value was S/27.5 million (cost of disposal of the property amounted to S/6.3 million); and a property located in Manuel Maria Izaga Street, located in the province of Chiclayo, whose value was S/3.4 million (net cost of the property amounted to S/4.2 million).

(iii)   The Group’s Management has determined that the recoverable value of its investment properties is greater than their net carrying amount, with the exception of a property located in the city of Ica, for which an impairment of S/0.3 million was recorded during the year of 2019.

As of December 31, 2020, and 2019, the market value of the property amounts to approximately S/1,050.4 million and S/937.8 million, respectively; which was determined through a valuation made by an independent appraiser.

f)   The movement of the provision for sundry risks for the years ended December 31, 2020, 2019 and 2018 was as follows:

	2020	2019	2018
	S/(000)	S/(000)	S/(000)

Balance at the beginning of the year	359,853	342,350	275,841
Provision, Note 29	140,897	27,272	42,236
Increase (decrease), net	13,632	(9,769)	24,273
Balances at the end of the year	514,382	359,853	342,350

Because of the nature of its business, the Group has various pending lawsuits, which provisions are recorded when, in Management’s and its in-house legal advisors opinion, it is likely that these may result in an additional liability and such amount can be reliably estimated. Regarding lawsuits against the Group which have not been recorded as a provision, in Management’s and its in-house legal advisors opinion, they will not result in an additional liability other than those recorded previously and they will not have a material effect on the Group’s consolidated financial statements.

g)   As of December 31, 2020, the balance corresponds mainly to the payment in advance in favor of Latam Airlines Group S.A. Peru Branch for US$165.1 million, equivalent to S/597.9 million, (US$202.0 million, equivalent to S/669.4 million as of December 31, 2019) on account of the Latam Pass Miles that the Bank must acquire from January 2020. This advance made is being applied with the miles awarded to our clients for the use of Latam Pass credit cards. Customers can use these miles directly with Latam to exchange tickets, goods or services offered by them.

h)    As of December 31, 2020 and 2019, corresponds to accounts receivable and payable for the sale and purchase of financial investments negotiated during the last days of the month, which were settled during the first days of the following month.

i)     As of December 31, 2020, the balance is mainly made up of the margin call for derivatives for S/242.3 million, works for taxes for S/169.8 million, visa account for payments to establishments for S/81.1 million, taxes paid on account from third parties and other accounts receivable related to taxes for S/75.3 million, accounts receivable from deferred currency sale for S/60.2 million, dividends receivable for S/6.8 million, accounts receivable from associate for S/6.5 million, among others (as of December 31, 2019, the balance was mainly made up of margin call for derivatives for S/201.7 million, works for taxes for S/253.5 million, account receivable from deferred currency sale for S/128.8 million, taxes paid on account from third parties and other accounts receivable related to taxes for S/94.5 million, visa account for payment to establishments for S/89.1 million, dividends receivable for S/0.4 million, account receivable from an associate for S/6.8 million, among others).

j)     As of December 31, 2020, the balance corresponds mainly to accounts payable to suppliers for S/215.0 million, accounts payable to policyholders for S/91.5 million, accounts payable to intermediaries for S/87.3 million, accounts payable for the purchase of deferred foreign currency for S/65.9 million, accounts payable for premiums to the Deposit Insurance Fund for S/46.4 million, interbank operations to be settled with the BCRP for S/39.6 million, Liquidation Funds of Financiera TFC for S/12.5 million, repurchase agreements to be settled for S/9.5 million, accounts payable to an associate for S/3.9 million, among others (as of December 31, 2019, the balance corresponded mainly to accounts payable to suppliers for S/313.0 million, accounts payable to intermediaries for S/206.5 million, accounts payable to policyholders for S/108.1 million, Liquidation funds of Financiera TFC for S/104.0 million, accounts payable to an associate for S/52.0 million, interbank operations to be settled with BCRP for S/22.4 million, insurance payable on behalf of third parties for S/14.0 million and accounts payable for the purchase of deferred foreign currency for S/10.9 million, among others).